Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents (variable interest entities restricted - 2018: $71; 2017: $86)	$ 2,724	$ 6,189	$ 6,607
Marketable securities	100	4
Accounts and notes receivable:
Trade (net of allowance for doubtful receivables - 2018: $42; 2017: $59)	5,646	5,386
Other	3,389	4,208
Inventories	6,899	6,045
Other current assets	712	510
Assets of discontinued operations - current	19,900	5,549
Total current assets	39,370	27,891
Investments
Investment in nonconsolidated affiliates	3,320	3,107	2,974
Other investments (investments carried at fair value - 2018: $1,699; 2017: $1,512)	2,646	2,507
Noncurrent receivables	360	543
Total investments	6,326	6,157
Property
Property	53,984	52,809
Less accumulated depreciation	32,566	31,225
Net property (variable interest entities restricted - 2018: $683; 2017: $855)	21,418	21,584	20,161
Other Assets
Goodwill	9,846	9,833	7,541
Other intangible assets (net of accumulated amortization - 2018: $3,379; 2017: $2,842)	4,225	4,729
Deferred income tax assets	1,779	1,114
Deferred charges and other assets	735	814
Assets of discontinued operations - noncurrent	0	13,730
Total other assets	16,585	30,220
Total Assets		85,852
Current Liabilities
Notes payable	298	481
Long-term debt due within one year	338	748
Accounts payable:
Trade	4,456	4,004
Other	2,479	2,463
Income taxes payable	557	487
Accrued and other current liabilities	2,931	3,389
Liabilities of discontinued operations - current	4,488	3,008
Total current liabilities		14,580
Long-Term Debt (variable interest entities nonrecourse - 2018: $75; 2017: $249)	19,253	19,757
Other Noncurrent Liabilities
Deferred income tax liabilities	501	27
Pension and other postretirement benefits - noncurrent	8,926	10,494
Asbestos-related liabilities - noncurrent	1,142	1,237
Other noncurrent obligations	4,709	5,193
Liabilities of discontinued operations - noncurrent	0	1,863
Total other noncurrent liabilities	15,278	18,814
Stockholders’ Equity
Common stock (authorized and issued 100 shares of $0.01 par value each)	0	0
Additional paid-in capital	7,042	6,553
Retained earnings	35,460	33,742
Accumulated other comprehensive loss	(9,885)	(8,591)
Unearned ESOP shares	(134)	(189)
Dow Inc.’s stockholders’ equity	32,483	31,515	25,987
Noncontrolling interests	1,138	1,186	1,242
Total equity	33,621	32,701	$ 27,229
Total Liabilities and Equity	$ 83,699	$ 85,852